Significant Accounting Policies and Practices (Details) - Schedule of Common Stock Equivalents - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies and Practices (Details) - Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	472,368,214	57,174,742	47,255,939	8,682,808
Series E Preferred Stock [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	109,223	121,359	109,223	121,359
Warrants [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	296,122,794	20,429,630	16,261,699	5,658,830
Convertible notes [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	103,727,930	32,215,486	27,823,250
Options [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	72,408,267	4,408,267	3,061,767	2,902,619